Subordinated Liabilities - Changes (Details) $ in Millions			12 Months Ended
	Dec. 29, 2016 USD ($)	Dec. 27, 2013 USD ($)	Dec. 31, 2017 USD ($) $ / $	Dec. 31, 2017 MXN ($) $ / $	Dec. 31, 2016 USD ($) $ / $	Dec. 31, 2016 MXN ($) $ / $
Financial liabilities
Financial liabilities at beginning of period				$ 1,224,066
Exchange rate per one USD as of December 31, | $ / $			19.6629	19.6629	20.6194	20.6194
Financial liabilities at end of period				$ 1,191,900		$ 1,224,066
Subordinated liabilities | Financial liabilities at amortized cost
Financial liabilities
Financial liabilities at beginning of period			$ 1,822,000,000	$ 37,576	$ 1,321,000,000
Issues					500,000,000
Transaction costs and accrued interest			$ 3,000,000		$ 1,000,000
Exchange rate per one USD as of December 31, | $ / $			19.6629	19.6629	20.6194	20.6194
Financial liabilities at end of period			$ 1,825,000,000	$ 35,885	$ 1,822,000,000	$ 37,576
Subordinated liabilities | Banco Santander Mexico S.A. | Financial liabilities at amortized cost
Financial liabilities
Issues					$ 500,000,000
Tier II Subordinated Capital Notes | Financial liabilities at amortized cost
Financial liabilities
Financial liabilities at beginning of period				27,278
Issues		$ 1,300,000,000
Financial liabilities at end of period			1,300,000,000	26,054		27,278
Subordinated Additional Tier I Capital Notes | Financial liabilities at amortized cost
Financial liabilities
Financial liabilities at beginning of period				10,298
Issues	$ 500,000,000
Financial liabilities at end of period			$ 500,000,000	$ 9,831		$ 10,298